Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-1
Statement to Securityholders
Determination Date: June 10, 2026

Payment Date	6/15/2026
Collection Period Start	5/1/2026
Collection Period End	5/31/2026
Interest Period Start	5/15/2026
Interest Period End	6/14/2026

Cut-Off Date Net Pool Balance	$1,495,738,191.10
Cut-Off Date Adjusted Pool Balance	$1,356,480,551.60

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Mar-24
Class A-2 Notes	$—	$—	$—	—	May-26
Class A-3 Notes	$92,388,226.40	$17,030,789.84	$75,357,436.56	0.158647	Feb-28
Class A-4 Notes	$98,700,000.00	$—	$98,700,000.00	1.000000	Aug-28
Class B Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	Sep-28
Class C Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	Sep-28
Class D Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	May-29
Total Notes	$231,768,226.40	$17,030,789.84	$214,737,436.56

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$254,079,942.92	$235,444,220.86	0.157410
YSOC Amount	$18,920,515.14	$17,315,582.92
Adjusted Pool Balance	$235,159,427.78	$218,128,637.94
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,201.38	$3,391,201.38
Reserve Account Balance	$3,391,201.38	$3,391,201.38

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	4.90000%	ACT/360	$—
Class A-2 Notes	$—	5.20000%	30/360	$—
Class A-3 Notes	$92,388,226.40	4.87000%	30/360	$374,942.22
Class A-4 Notes	$98,700,000.00	4.76000%	30/360	$391,510.00
Class B Notes	$13,560,000.00	5.07000%	30/360	$57,291.00
Class C Notes	$13,560,000.00	5.36000%	30/360	$60,568.00
Class D Notes	$13,560,000.00	6.34000%	30/360	$71,642.00
Total Notes	$231,768,226.40			$955,953.22

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$254,079,942.92	$235,444,220.86
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$235,159,427.78	$218,128,637.94
Number of Receivables Outstanding	27,707	26,812
Weighted Average Contract Rate	3.99%	4.00%
Weighted Average Remaining Term (months)	22.7	21.8

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$830,528.52
Principal Collections	$18,451,105.95
Liquidation Proceeds	$143,993.84
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$19,425,628.31
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$19,425,628.31

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$211,733.29	$211,733.29	$—	$—	$19,213,895.02
Interest - Class A-1 Notes	$—	$—	$—	$—	$19,213,895.02
Interest - Class A-2 Notes	$—	$—	$—	$—	$19,213,895.02
Interest - Class A-3 Notes	$374,942.22	$374,942.22	$—	$—	$18,838,952.80
Interest - Class A-4 Notes	$391,510.00	$391,510.00	$—	$—	$18,447,442.80
First Allocation of Principal	$—	$—	$—	$—	$18,447,442.80
Interest - Class B Notes	$57,291.00	$57,291.00	$—	$—	$18,390,151.80
Second Allocation of Principal	$—	$—	$—	$—	$18,390,151.80
Interest - Class C Notes	$60,568.00	$60,568.00	$—	$—	$18,329,583.80
Third Allocation of Principal	$79,588.46	$79,588.46	$—	$—	$18,249,995.34
Interest - Class D Notes	$71,642.00	$71,642.00	$—	$—	$18,178,353.34
Fourth Allocation of Principal	$13,560,000.00	$13,560,000.00	$—	$—	$4,618,353.34
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,618,353.34
Regular Principal Distribution Amount	$3,391,201.38	$3,391,201.38	$—	$—	$1,227,151.96
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,227,151.96
Remaining Funds to Certificates	$1,227,151.96	$1,227,151.96	$—	$—	$—
Total	$19,425,628.31	$19,425,628.31	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$18,920,515.14
Increase/(Decrease)	$(1,604,932.22)
Ending YSOC Amount	$17,315,582.92

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$235,159,427.78	$218,128,637.94
Note Balance	$231,768,226.40	$214,737,436.56
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,201.38	$3,391,201.38
Target Overcollateralization Amount	$3,391,201.38	$3,391,201.38
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,201.38
Beginning Reserve Account Balance	$3,391,201.38
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,201.38

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.08%	21	$184,616.11
Liquidation Proceeds of Defaulted Receivables[2]	0.06%	181	$143,993.84
Monthly Net Losses (Liquidation Proceeds)			$40,622.27
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			(0.08)%
Second Preceding Collection Period			(0.08)%
Preceding Collection Period			(0.18)%
Current Collection Period			0.20%
Four-Month Average Net Loss Ratio			(0.03)%
Cumulative Net Losses for All Periods			$4,621,809.17
Cumulative Net Loss Ratio			0.31%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.46%	97	$1,092,482.41
60-89 Days Delinquent	0.21%	36	$501,907.47
90-119 Days Delinquent	0.05%	9	$123,646.36
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.73%	142	$1,718,036.24

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		5	$55,111.29
Total Repossessed Inventory		7	$84,397.28

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		45	$625,553.83
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.20%
Second Preceding Collection Period			0.25%
Preceding Collection Period			0.28%
Current Collection Period			0.27%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of May 2026.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.33	0.14%	30	0.11%